Borrowings - Schedule of Short-Term Borrowings (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Short-term borrowings		$ 5,183	$ 2,516	$ 2,408
Non-current		2,006	1,374
Current		3,177	1,142
Banc ABC Zimbabwe Loan [Member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	[1]	3,863	2,000
Short-term notes [Member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	[2]		516
Directors and Officers insurance [Member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	[3]	314
Bank Overdraft [Member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	[4]	$ 1,006

[1]	On October 15, 2025, Bulawayo Mining Company (Private) Limited entered into a facility agreement (“Facility Agreement”) with African Banking Corporation of Zimbabwe Limited (Banc ABC) for a global facility limit of $8.5 million to finance capital expenditure and working capital requirements. This agreement supersedes and replaces the previous facility agreement executed on December 9, 2024. The facility consolidated and rolled over existing borrowings of $3.5 million into the new arrangement and comprises a $2.5 million term loan (available for 24 months from drawdown), a $1.0 million overdraft facility (available until July 31, 2026), and a $1.5 million promissory notes facility (available for 12 months from drawdown). Interest on the overdraft and term loan components is variable at the Bank’s corporate base lending rate (currently 15% per annum) minus a margin of 2% per annum, charged on daily balances and payable monthly in arrears. The existing term loan portion remains available until March 31, 2028. To secure the Facility Agreement, the Group has provided the following collateral: a $4,080,555 notarial bond over property, plant, and equipment of Bulawayo Mining Company (Private) Limited; new equipment purchased shall be specified in a security agreement and shall be perfected by way of registration of a notice of security interest; a hypothecation of $15m over mining leases; a limited guarantee from Namib Minerals of $8.5 million; and a cession of insurance over the pledged assets. The Facility Agreement imposes covenants on the Group, including the obligation to channel monthly deposits of at least $4 million of which $3 million is expected to be in $ through designated accounts, with a penalty interest of 3% per annum for non-compliance. Additionally, the Group must maintain a Debt Service Coverage Ratio of at least 1.2:1 and establish a sinking fund using monthly deposits to ensure timely loan repayment upon maturity. As of December 31, 2025, the Group had a Debt Service Coverage Ratio of 2.04:1 (2024: 5.29.1). The Group was in compliance with all covenants under the Facility Agreement as of December 31, 2025, and 2024. As of December 31, 2025 and 2024, the carrying amount of the borrowings approximated their fair value.
[2]	The Group had short-term notes with various lenders with maturities ranging from two to six months. The short-term notes did not have any collateral or covenants. The interest rates on short-term borrowings ranged from 7% to 13% per annum. The short-term notes were secured by specified real estate assets. These loans were settled in 2025.
[3]	Namib Minerals entered into a Premium Finance Agreement with ETI Financial Corporation on July 10, 2025 to finance $0.7 million of D&O insurance premiums (following an $86 thousand down payment), repayable over 10 monthly instalments with total finance charges of $27 thousand (7.56% APR).
[4]	In the current year, bank overdraft has been classified as short-term borrowings because it is a financing arrangement and no longer meets the definition of a cash-equivalent. The prior-year comparative has not been restated as the overdraft met the definition of cash and cash equivalents in the prior reporting period (see note 20)